Current and Deferred Income Tax (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Balance at the beginning	$ (35,685,000,000)	$ (28,055,000,000)
(Charged) / Credited to the statement of income	(12,603,000,000)	(8,033,000,000)
Revaluation surplus	(83,000,000)	(137,000,000)
Decrease due to loss of control		(2,544,000,000)
Balance at the end	(48,371,000,000)	(35,685,000,000)
Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	5,536,000,000	3,779,000,000
(Charged) / Credited to the statement of income	(684,000,000)	1,757,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	4,852,000,000	5,536,000,000
Trade and Other Payables [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	845,000,000	1,178,000,000
(Charged) / Credited to the statement of income	(145,000,000)	(333,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	700,000,000	845,000,000
Borrowing Position [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	68,000,000	69,000,000
(Charged) / Credited to the statement of income	32,000,000	(1,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	100,000,000	68,000,000
Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	(41,221,000,000)	(31,834,000,000)
(Charged) / Credited to the statement of income	(5,212,000,000)	(9,790,000,000)
Revaluation surplus	(83,000,000)	(137,000,000)
Decrease due to loss of control		540,000,000
Balance at the end	(53,223,000,000)	(41,221,000,000)
Deferred Income Tax Liabilities [Member] | Right of use assets [Member]
Statement [Line Items]
Balance at the beginning	(2,000,000)	0
(Charged) / Credited to the statement of income	(2,000,000)	(2,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	(4,000,000)	(2,000,000)
Deferred Income Tax Liabilities [Member] | Investment properties and properties plant and equipment [Member]
Statement [Line Items]
Balance at the beginning	(35,997,000,000)	(27,591,000,000)
(Charged) / Credited to the statement of income	(6,462,000,000)	(8,809,000,000)
Revaluation surplus	(83,000,000)	(137,000,000)
Decrease due to loss of control		540,000,000
Balance at the end	(42,542,000,000)	(35,997,000,000)
Deferred Income Tax Liabilities [Member] | Trade and Other Payables [Member]
Statement [Line Items]
Balance at the beginning	(55,000,000)	(54,000,000)
(Charged) / Credited to the statement of income	(16,000,000)	(1,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	(71,000,000)	(55,000,000)
Inflation adjustment [Member] | Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	(3,246,000,000)	(2,405,000,000)
(Charged) / Credited to the statement of income	(6,707,000,000)	(841,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	(6,707,000,000)	(3,246,000,000)
Trade and Other Receivables [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	98,000,000	148,000,000
(Charged) / Credited to the statement of income	2,834,000,000	(50,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	2,932,000,000	98,000,000
Trade and Other Receivables [Member] | Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	(1,383,000,000)	(1,317,000,000)
(Charged) / Credited to the statement of income	(1,906,000,000)	(66,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	(3,289,000,000)	(1,383,000,000)
Others [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	32,000,000	14,000,000
(Charged) / Credited to the statement of income	(8,000,000)	18,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	24,000,000	32,000,000
Others [Member] | Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	(356,000,000)	(137,000,000)
(Charged) / Credited to the statement of income	(209,000,000)	(219,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	(565,000,000)	(356,000,000)
Tax Inflation adjustment [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	18,000,000	24,000,000
(Charged) / Credited to the statement of income	36,000,000	(6,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	54,000,000	18,000,000
Tax Inflation adjustment [Member] | Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	(3,246,000,000)	2,405,000,000
(Charged) / Credited to the statement of income	3,204,000,000	0
Revaluation surplus	0	0
Balance at the end	(42,000,000)	(3,246,000,000)
Investment Properties [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	200,000,000	0
(Charged) / Credited to the statement of income	301,000,000	200,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	501,000,000	200,000,000
Provisions [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	1,000,000	1,000,000
(Charged) / Credited to the statement of income	3,000,000	0
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	4,000,000	1,000,000
Payroll and social security liabilities [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	6,000,000	8,000,000
(Charged) / Credited to the statement of income	0	(2,000,000)
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	6,000,000	6,000,000
Investments in financial instruments [Member] | Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	(151,000,000)	(264,000,000)
(Charged) / Credited to the statement of income	150,000,000	113,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	(1,000,000)	(151,000,000)
Trading Properties [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	336,000,000	0
(Charged) / Credited to the statement of income	41,000,000	336,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	377,000,000	336,000,000
Trading Properties [Member] | Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	(31,000,000)	(54,000,000)
(Charged) / Credited to the statement of income	31,000,000	23,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	0	(31,000,000)
Cash and cash equivalent [Member] | Deferred Income Tax Liabilities [Member]
Statement [Line Items]
Balance at the beginning	0	(12,000,000)
(Charged) / Credited to the statement of income	(2,000,000)	12,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	(2,000,000)	0
Tax Loss Carry Forwards [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	3,932,000,000	2,337,000,000
(Charged) / Credited to the statement of income	(3,787,000,000)	1,595,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	145,000,000	3,932,000,000
Property, plant and equipment [Member] | Deferred Income Tax Asset [Member]
Statement [Line Items]
Balance at the beginning	0	0
(Charged) / Credited to the statement of income	9,000,000	28,055,000,000
Revaluation surplus	0	0
Decrease due to loss of control		0
Balance at the end	$ 9,000,000	$ 0